Document and Entity Information	Mar. 13, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002008861
Document Type	8-K
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	Endo, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	333-280767
Entity Tax Identification Number	30-1390281
Entity Address, Address Line One	9 Great Valley Parkway
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	484
Local Phone Number	216-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false